TAXES ON INCOME (Reconciliation of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Beginning balance	$ 6,189	$ 7,434
Decrease related to expired tax years	0	(424)
Additions for prior year tax positions	326	125
Decrease for prior year tax positions	(378)	(1,879)
Additions for current year tax positions	557	933
Ending balance	$ 6,694	$ 6,189